Principal accounting policies (Convenience Translation - Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Jan. 01, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 CNY (¥)
Convenience translation
Rate of translations of amounts from RMB into US$	6.8755			6.8755
Cash and cash equivalents
Cash and cash equivalents	¥ 6,004,231	¥ 2,617,432		$ 873,279
Restricted short-term deposits	0	1,000,000
Cash, cash equivalents and restricted cash	6,004,231	3,617,432	¥ 1,579,743	$ 873,279		$ 526,134	¥ 1,318,155
Impairment of long-lived assets
Impairment charges of intangible assets	¥ 0	¥ 0	¥ 3,828
Lessee, Finance Lease, Description	For the lessee, a lease is a finance lease if any of the following conditions exist: a) ownership of the leased property is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the leased property’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the leaser at the inception date.
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets					¥ 87,800
Contract Balance [Member]
Impairment of long-lived assets
Revenue, Remaining Performance Obligation, Amount	¥ 1,043,326
Revenue Remaining Performance Obligation Expected to be Recognized	951,616
Accounting Standards Update 2016-02 [Member]
Impairment of long-lived assets
Operating Lease, Right-of-Use Asset	145,000
Operating Lease, Liability	¥ 141,000